January 3, 2025

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Municipal Funds, Inc.
- BNY Mellon AMT-Free Municipal Bond Fund
- BNY Mellon High Yield Municipal Bond Fund
 1933 Act File No.: 33-42162
 1940 Act File No.: 811-06377
 CIK No.: 0000878092

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for the above-referenced funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 67 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 26, 2024.

Please address any comments or questions to my attention at (412) 236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Associate, Paralegal II